Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table reports the compensation of our CEO (our Principal Executive Officer, or PEO) and the average compensation of the other Named Executive Officers (Other NEOs) as reported in the Summary Compensation Table in our proxy statements for the past five years, as well as their “compensation actually paid” (CAP), as calculated pursuant to SEC rules and certain performance measures required by the rules. The CAP values included in the table below reflect a measure of compensation which is a combined realizable and realized pay measure predicated on fair value. The grant date fair values included in the Summary Compensation Table (SCT) have been replaced with fair values reflecting the change in value of equity awards during the fiscal year. The calculations do not reflect the actual sale of stock underlying equity awards or the exercise of stock options by the executive.

	Summary Compensation Table Total for PEO (b)	Compensation Actually Paid to PEO(2) (c)	Average SCT Total for Other NEOs (d)	Average Compensation Actually Paid to NEOs(2) (e)	Value of Initial Fixed $100 Investment Based on:		Net Income (millions) (h)	Company- Selected Measure [Product Sales](4)(5) (millions) (i)
Year(1) (a)					Moderna TSR (f)	Peer Group(3) TSR (g)
2024	$19,876,180	$5,775,548	$14,587,587	$8,830,553	$213	$114	$(3,561)	$3,109
2023	17,068,514	(155,552,174)	5,103,698	(3,939,532)	508	115	(4,714)	6,671
2022	19,363,648	(306,219,630)	5,822,260	(8,967,479)	918	111	8,362	18,435
2021	18,155,739	793,044,894	8,256,157	67,035,028	1,298	125	12,202	17,675
2020	12,855,275	469,967,605	5,286,409	54,985,594	534	126	(747)	200

Company Selected Measure Name	Product Sales
Named Executive Officers, Footnote	Mr. Bancel served as our PEO in each year shown. The Other NEOs reflected in columns (d) and (e) above represent the following individuals for each of the years shown:
(a)2024 - Stephen Hoge, Shannon Thyme Klinger and James Mock
(b)2023 – Arpa Garay, Stephen Hoge, Shannon Thyme Klinger and James Mock
(c)2022 – Juan Andres, Arpa Garay, Jorge Gomez, Stephen Hoge, David Meline and James Mock
(d)2021 – Juan Andres, Stephen Hoge, Shannon Thyme Klinger, David Meline and Corinne LeGoff
(e)2020 – Juan Andres, Stephen Hoge, Lorence Kim, David Meline and Tal Zaks

Peer Group Issuers, Footnote	Peer group TSR reflects the Nasdaq Biotechnology Index for all five fiscal years disclosed, which aligns with the peer group used in our Annual Report on Form 10-K for each of these years.
PEO Total Compensation Amount	$ 19,876,180	$ 17,068,514	$ 19,363,648	$ 18,155,739	$ 12,855,275
PEO Actually Paid Compensation Amount	$ 5,775,548	(155,552,174)	(306,219,630)	793,044,894	469,967,605
Adjustment To PEO Compensation, Footnote	The applicable Summary Compensation Table totals reported for the PEO and the average of the Other NEOs for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S‑K to calculate “compensation actually paid”:

	2024
	PEO	Average for Other NEOs
Summary Compensation Table	$19,876,180	$14,587,587
Adjustments
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table(a)	(15,309,482)	(12,717,936)
Increase/(decrease) for the Inclusion of Rule 402(v) Equity Values(a)(b)	1,208,850	6,960,902
Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	5,610,562	8,069,464
Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	(4,175,678)	(1,723,892)
Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	—	510,917
Change in Fair Value of Prior Years’ Equity Awards that Vested During the Year	(226,034)	104,413
Change in Fair Value of Prior Years’ Equity Awards that Forfeited During the Year	—	—
Compensation Actually Paid	5,775,548	8,830,553
(a)Compensation Actually Paid excludes the Stock Awards and Option Awards columns from the relevant fiscal year’s Summary Compensation Table total. The Rule 402(v) Equity Values instead reflect the aggregate of the following components, as applicable: (i) the fair values as of the end of the listed fiscal year of unvested equity awards granted in that year; (ii) the change in fair value during the listed fiscal year of equity awards granted in prior years that remained outstanding and unvested at the end of the listed fiscal year; (iii) the change in fair value during the listed fiscal year of equity awards granted in that year that vested during the listed fiscal year; and (iv) the change in fair value during the listed fiscal year through the vesting date of equity awards granted in prior years that vested during the listed fiscal year, less (v) the fair value at the end of the prior year of awards granted prior to the listed fiscal year that failed to meet applicable vesting conditions during the listed fiscal year. For purposes of the above adjustments, the fair value of equity awards on the applicable date were determined in accordance with FASB’s ASC Topic 718, using valuation methodologies that are generally consistent with those used to determine the grant-date fair value for accounting purposes.
(b)The assumptions used in calculating the fair value of the equity awards did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table, except that the fair value calculations of (i) the options granted on or between February 28, 2018 and February 27, 2024 used an estimated term between 0.5 years and 9.16 years in 2024, as compared to an estimated term of between 6.11 and 6.48 years used to calculate the grant date fair value of such awards, and (ii) the PSUs assumed a payout based on the probable outcome as compared to the grant date fair value calculations which assumed a payout at target.

Non-PEO NEO Average Total Compensation Amount	$ 14,587,587	5,103,698	5,822,260	8,256,157	5,286,409
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,830,553	(3,939,532)	(8,967,479)	67,035,028	54,985,594
Adjustment to Non-PEO NEO Compensation Footnote	The applicable Summary Compensation Table totals reported for the PEO and the average of the Other NEOs for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S‑K to calculate “compensation actually paid”:

	2024
	PEO	Average for Other NEOs
Summary Compensation Table	$19,876,180	$14,587,587
Adjustments
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table(a)	(15,309,482)	(12,717,936)
Increase/(decrease) for the Inclusion of Rule 402(v) Equity Values(a)(b)	1,208,850	6,960,902
Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	5,610,562	8,069,464
Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	(4,175,678)	(1,723,892)
Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	—	510,917
Change in Fair Value of Prior Years’ Equity Awards that Vested During the Year	(226,034)	104,413
Change in Fair Value of Prior Years’ Equity Awards that Forfeited During the Year	—	—
Compensation Actually Paid	5,775,548	8,830,553
(a)Compensation Actually Paid excludes the Stock Awards and Option Awards columns from the relevant fiscal year’s Summary Compensation Table total. The Rule 402(v) Equity Values instead reflect the aggregate of the following components, as applicable: (i) the fair values as of the end of the listed fiscal year of unvested equity awards granted in that year; (ii) the change in fair value during the listed fiscal year of equity awards granted in prior years that remained outstanding and unvested at the end of the listed fiscal year; (iii) the change in fair value during the listed fiscal year of equity awards granted in that year that vested during the listed fiscal year; and (iv) the change in fair value during the listed fiscal year through the vesting date of equity awards granted in prior years that vested during the listed fiscal year, less (v) the fair value at the end of the prior year of awards granted prior to the listed fiscal year that failed to meet applicable vesting conditions during the listed fiscal year. For purposes of the above adjustments, the fair value of equity awards on the applicable date were determined in accordance with FASB’s ASC Topic 718, using valuation methodologies that are generally consistent with those used to determine the grant-date fair value for accounting purposes.
(b)The assumptions used in calculating the fair value of the equity awards did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table, except that the fair value calculations of (i) the options granted on or between February 28, 2018 and February 27, 2024 used an estimated term between 0.5 years and 9.16 years in 2024, as compared to an estimated term of between 6.11 and 6.48 years used to calculate the grant date fair value of such awards, and (ii) the PSUs assumed a payout based on the probable outcome as compared to the grant date fair value calculations which assumed a payout at target.

Compensation Actually Paid vs. Total Shareholder Return
2. CAP versus Company TSR
CEO and Average NEO CAP vs. Company’s TSR

Company Actually Paid to CEO	Average Compensation Actually Paid to NEOs	Company TSR
Equity awards are the largest component of our executive compensation program, representing no less than 70% of the target total compensation for each of our executives. Therefore, TSR has a significant impact on our CAP. The impact for our CEO/PEO is more pronounced given the heavier weighting of stock options versus the other NEOs (75% vs. 50% prior to 2024; 50% vs. 33% starting with 2024 annual awards) and the larger size of his annual equity awards.
Prior to our development of the COVID vaccine early in 2020, two members of our current executive team (Mr. Bancel and Dr. Hoge) were granted equity awards at then-prevailing stock prices. From the time of our IPO in December 2018 through early February 2020—when we completed the first batch of our COVID vaccine for testing—our stock price fluctuated between a low of $11.54 and a high of $29.79. Equity awards granted prior to the development of our COVID vaccine increased significantly in value during 2021, a year in which our closing stock price on December 31, 2021 was $253.98.
Our Other NEOs joined Moderna in 2021 and 2022 (Mr. Mock and Ms. Klinger) and were granted equity awards at higher stock prices and therefore, the impact of stock price fluctuations on their CAP has been less pronounced. In addition, as of December 31, 2024, all of their previously granted stock options are underwater, with grant prices significantly above prevailing stock prices. The decline in our stock price during 2022 and 2023 has resulted in negative CAP for our PEO and other NEOs.
The significant increase in CAP for our PEO from 2023 to 2024 was primarily driven by differences in equity vesting values. In 2023, a large number of stock options vested at lower values, resulting in substantial negative fair value adjustments that drove CAP down. In 2024, fewer awards vested, leading to fewer negative fair value adjustments and a net increase in CAP despite continued stock price declines.

Compensation Actually Paid vs. Net Income
3. CAP versus Net Income
CEO and Average NEO CAP vs. Company’s Net Income

Company Actually Paid to CEO	Average Compensation Actually Paid to NEOs	Net Income
Our stock price appreciated significantly during 2020 as we announced positive milestones in connection with the development of our COVID vaccine and in anticipation of our delivering on the promise of mRNA medicine. COVID vaccines were the first medicine using mRNA technology, and prior to their launch many questioned the ability to develop medicines using mRNA. While we recognized our initial sales to the U.S. and Canadian governments in the last few weeks of 2020, we incurred significant costs during the year to produce the vaccine and to prepare for global distribution. As a result, we experienced a loss in 2020, but experienced a significant growth in net income for 2021. 2022 also saw positive net income, but a decline from the prior year. Moderna experienced a loss in 2023 and 2024 driven by lower sales of our vaccines, as further described in our Annual Report on Form 10-K.

Compensation Actually Paid vs. Company Selected Measure
4. CAP versus Company Selected Metric (CSM) – Product Sales
CEO and Average NEO CAP vs. Company Selected Metric
(Product Sales)

Company Actually Paid to CEO	Average Compensation Actually Paid to NEOs	Company-Selected Measure
The most heavily weighted factor in Moderna’s corporate scorecard with respect to Moderna’s annual bonus plan is our product sales. Product sales from our COVID vaccine are our primary source of revenue and are key to funding our operations and ongoing investments in the rest of our research and development pipeline. Most of our other scorecard goals are tied to advancing our product pipeline.
Our product sales increased significantly during 2021 with the sale of our first commercial product, the COVID vaccine, during the global pandemic. Our product sales increased by an additional 4% between 2021 and 2022, but declined in 2023 and 2024 as we moved into a post-pandemic market and experienced lower than anticipated vaccination rates. We believe that our ongoing investments in advancing our pipeline, allowing us to further diversify beyond COVID vaccines, will drive sustainable shareholder value creation in the years to come.

Total Shareholder Return Vs Peer Group
1. TSR: Company versus Peer Group
Company Cumulative TSR vs. Peer Group Cumulative TSR

Company Cumulative TSR	Nasdaq Biotechnology Index TSR
TSR for our peer group is based on the Nasdaq Biotechnology Index, which reflects the Company’s industry sector and is also the peer group used in our Annual Report on Form 10-K.
Moderna significantly outperformed peers in 2021 and 2022, reflecting our rapid shift to a commercial company as we developed one of the earliest COVID vaccines during the pandemic. The COVID vaccine was Moderna’s first commercial product when it was authorized for emergency use in the U.S. in December 2020, followed quickly by authorization or approval in markets globally.
Our stock price declined at the end of 2024 compared to the prior year primarily driven by the lower demand for COVID vaccines as we entered the post-pandemic market. We anticipate that the advancement of our pipeline, with as many as ten products in the next three years, will lead to value creation for our investors.

Tabular List, Table

Performance Metrics
Product Sales	Refer to “Compensation Discussion and Analysis—Short-Term Incentive Compensation—2024 Corporate Objectives,” described on page 56.
Operating Expense (before cost of sales)	Refer to “Compensation Discussion and Analysis—Short-Term Incentive Compensation—2024 Corporate Objectives,” described on page 56.
Total Shareholder Return (TSR)
Stock options have historically been the most heavily weighted equity vehicle in our long-term incentive program, and they remain on par with RSUs and PSUs as part of our equity mix (for 2024, stock options represent 50% of the weighting of equity for the PEO and 33% for the Other NEOs). RSUs and PSUs also correlate in value to TSR. The value of these equity awards is directly related to stock price appreciation over time, which incentivizes our executives to achieve our long-term strategic and pipeline goals to create shareholder value. Total Shareholder Return on a $100 investment in Moderna stock over a five-year period ending December 31, 2024 would have been $212.58.

Total Shareholder Return Amount	$ 213	508	918	1,298	534
Peer Group Total Shareholder Return Amount	114	115	111	125	126
Net Income (Loss)	$ (3,561,000,000)	$ (4,714,000,000)	$ 8,362,000,000	$ 12,202,000,000	$ (747,000,000)
Company Selected Measure Amount	3,109,000,000	6,671,000,000	18,435,000,000	17,675,000,000	200,000,000
PEO Name	Mr. Bancel	Mr. Bancel	Mr. Bancel	Mr. Bancel	Mr. Bancel
Measure:: 1
Pay vs Performance Disclosure
Name	Product Sales
Non-GAAP Measure Description	The Company has identified Product Sales as the company-selected measure for the pay versus performance disclosure, as it represents the most important financial performance measure used to link compensation actually paid to the PEO and the Other NEOs to the Company’s performance.
(5)Product Sales was chosen from the following three most important financial performance measures used by the Company to link compensation actually paid to the PEO and Other NEOs in 2024 to the Company’s performance:

Measure:: 2
Pay vs Performance Disclosure
Name	Operating Expense (before cost of sales)
Measure:: 3
Pay vs Performance Disclosure
Name	Total Shareholder Return (TSR)
PEO | Deduction for amounts reported under the Stock Awards and Option Awards columns of the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (15,309,482)
PEO | Increase decrease for the Inclusion of Rule 402v Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,208,850
PEO | Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,610,562
PEO | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,175,678)
PEO | Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value of Prior Years’ Equity Awards that Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(226,034)
PEO | Change in Fair Value of Prior Years Equity Awards that Forfeited During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Deduction for amounts reported under the Stock Awards and Option Awards columns of the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,717,936)
Non-PEO NEO | Increase decrease for the Inclusion of Rule 402v Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,960,902
Non-PEO NEO | Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,069,464
Non-PEO NEO | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,723,892)
Non-PEO NEO | Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	510,917
Non-PEO NEO | Change in Fair Value of Prior Years’ Equity Awards that Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	104,413
Non-PEO NEO | Change in Fair Value of Prior Years Equity Awards that Forfeited During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0